REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Milwaukee, Wisconsin 53212


In planning and performing our audits
of the financial statements of AXS
De-SPAC ETF, AXS Short De-SPAC
Daily ETF and AXS Short Innovation
Daily ETF (the Funds), each a series of
Investment Managers Series Trust II, as
of and for the year ended September
30, 2022, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States), we considered their internal
control over financial reporting,
including control activities for
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting.   In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls.   A companys
internal control over financial reporting
is a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles.   A companys internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.





To the Shareholders and
Board of Trustees of
Investment Managers Series Trust II
Page Two





Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of September 30, 2022.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II and
the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone other
than these specified parties.





/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 29, 2022